Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2016
Registrant Name	Brown Advisory Funds
Central Index Key	0001548609
Amendment Flag	false
Document Creation Date	Nov. 03, 2016
Document Effective Date	Nov. 03, 2016
Prospectus Date	Oct. 31, 2016
Brown Advisory - WMC Japan Alpha Opportunities Fund | Institutional Shares
Prospectus:
Trading Symbol	BAFJX
Brown Advisory - WMC Japan Alpha Opportunities Fund | Investor Shares
Prospectus:
Trading Symbol	BIAJX
Brown Advisory - WMC Japan Alpha Opportunities Fund | Advisor Shares
Prospectus:
Trading Symbol	BAJAX
Brown Advisory Value Equity Fund | Investor Shares
Prospectus:
Trading Symbol	BIAVX
Brown Advisory Value Equity Fund | Institutional Shares
Prospectus:
Trading Symbol	BAFVX
Brown Advisory Value Equity Fund | Advisor Shares
Prospectus:
Trading Symbol	BAVAX